Equity Method Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Schedule of Equity Method Investments [Line Items]
Undistributed earnings from equity affiliates	$ 88	$ 3,346
Proceeds from equity method investments	4	301	0
America Movil [Member]
Schedule of Equity Method Investments [Line Items]
Disposition of business - period of sale of subsidiary				Jun. 30, 2014
Otter Media [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest in equity method investment	38.00%
Acquisition of business - period of acquisition	Dec. 31, 2014
Root Sports Southwest [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest in equity method investment	40.00%
Acquisition of business - period of acquisition	Dec. 31, 2014
YP Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest in equity method investment	47.00%
YP Holdings LLC [Member] | Repayment of Advances [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investments		200
YP Holdings LLC [Member] | Return of Investment [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investments		$ 101